UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if amendment [ ];
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Central Securities Corporation
Address:  630 Fifth Avenue
          New York, New York 10111

13F File Number:  28-6578

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marlene A. Krumholz
Title:   Secretary
Phone:   212-698-2020
Signature, Place, and Date of Signing:

/s/ Marlene A. Krumholz      New York, New York     May 11, 2012

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       33

Form 13F Information Table Value Total:  422,569

List of Other Included Managers:

None
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                           FORM 13F INFORMATION TABLE

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
                                                                                                                 Voting Authority
                             Title                     Value    Shares/   Shares/  Put/  Investment   Other     --------------------
   Name of Issuer           of Class        CUSIP    (x$1000)  Principal Principal Call  Descretion  Manager    Sole   Shared   None
      Column 1              Column 2       Column 3  Column 4  Column 5   Column 5        Column 6   Column 7          Column
                                                                                                                         8
Agilent Technologies, Inc.   Common     00846U 10 1   30,712    690,000   SH             SOLE                  690,000   0       0
Analog Devices, Inc.         Common     032654 10 5   28,684    710,000   SH             SOLE                  710,000   0       0
The Bank of New York Mellon  Common     064058 10 0   22,320    925,000   SH             SOLE                  925,000   0       0
Corporation
Brady Corporation            Class A    104674 10 6   23,939    740,000   SH             SOLE                  740,000   0       0
CEVA, Inc.                   Common     157210 10 5   19,265    848,300   SH             SOLE                  848,300   0       0
Coherent, Inc.               Common     192479 10 3   46,722    801,000   SH             SOLE                  801,000   0       0
Convergys Corporation        Common     212485 10 6   22,695  1,700,000   SH             SOLE                1,700,000   0       0
Devon Energy Corporation     Common     25179M 10 3   14,224    200,000   SH             SOLE                  200,000   0       0
Flextronics International
  Ltd.                       Common     Y2573F 10 2    4,549    630,000   SH             SOLE                  630,000   0       0
General Electric Company     Common     369604 10 3    4,014    200,000   SH             SOLE                  200,000   0       0
GeoMet Inc.                  Common     37250U 20 1    1,360  2,000,000   SH             SOLE                2,000,000   0       0
GeoMet Inc.                  Preferred  37250U 30 0    1,986    245,220   SH             SOLE                  245,220   0       0
                              Conv.A
Heritage-Crystal Clean Inc.  Common     42726M 10 6    8,254    413,712   SH             SOLE                  413,712   0       0
Intel Corporation            Common     458140 10 0   41,891  1,490,000   SH             SOLE                1,490,000   0       0
Johnson & Johnson            Common     478160 10 4    6,596    100,000   SH             SOLE                  100,000   0       0
JP Morgan Chase & Co.        Common     46625H 10 0    4,598    100,000   SH             SOLE                  100,000   0       0
McMoRan Exploration
  Corporation                Common     582411 10 4    6,711    627,200   SH             SOLE                  627,200   0       0
Medtronic, Inc.              Common     585055 10 6    3,919    100,000   SH             SOLE                  100,000   0       0
Merck & Co.Inc.              Common     58933Y 10 5    3,840    100,000   SH             SOLE                  100,000   0       0
Mindspeed Technologies, Inc. Common     602682 20 5    8,918  1,400,000   SH             SOLE                1,400,000   0       0
Motorola Solutions, Inc.     Common     620076 30 7   10,166    200,000   SH             SOLE                  200,000   0       0
Murphy Oil Corporation       Common     626717 10 2   15,756    280,000   SH             SOLE                  280,000   0       0
Precision Castparts
  Corporation                Common     740189 10 5   17,290    100,000   SH             SOLE                  100,000   0       0
Primus Telecommunications
  Group                      Common     741929 30 1    2,338    145,425   SH             SOLE                  145,425   0       0
QEP Resources Inc.           Common     74733V 10 0    9,760    320,000   SH             SOLE                  320,000   0       0
RadiSys Corporation          Common     750459 10 9    8,806  1,190,000   SH             SOLE                1,190,000   0       0
Roper Industries, Inc.       Common     776696 10 6   14,874    150,000   SH             SOLE                  150,000   0       0
Sonus Networks, Inc.         Common     835916 10 7    8,700  3,000,000   SH             SOLE                3,000,000   0       0
Tesco PLC ADR                Sponsored  881575 30 2    6,396    400,000   SH             SOLE                  400,000   0       0
                               ADR
Vical Incorporated           Common     925602 10 4      775    228,000   SH             SOLE                  228,000   0       0
Vodafone Group PLC           Sponsored  92857W 20 9    5,534    200,000   SH             SOLE                  200,000   0       0
                               ADR
Walgreen Co.                 Common     931422 10 9    7,368    220,000   SH             SOLE                  220,000   0       0
Xerox Corporation            Common     984121 10 3    9,609  1,190,000   SH             SOLE                1,190,000   0       0


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